Equity reserves and long-term incentive plan awards - Disclosure of detailed information about terms share based payment arrangement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Share-based compensation expense	$ 1,049	$ 1,128
Gross proceeds from stock option exercises	$ 2,058	$ 2,843